Net revenues - Schedule of revenue by geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Net revenues	€ 153,508	€ 156,878	€ 189,544
North America
Disclosure of geographical areas [line items]
Net revenues	63,888	65,309	88,466
France
Disclosure of geographical areas [line items]
Net revenues	15,746	16,363	18,079
Brazil
Disclosure of geographical areas [line items]
Net revenues	11,723	13,577	13,742
Italy
Disclosure of geographical areas [line items]
Net revenues	10,440	11,166	11,790
Germany
Disclosure of geographical areas [line items]
Net revenues	7,956	8,371	10,467
United Kingdom
Disclosure of geographical areas [line items]
Net revenues	7,740	8,108	8,380
Türkiye
Disclosure of geographical areas [line items]
Net revenues	5,889	5,969	6,187
Spain
Disclosure of geographical areas [line items]
Net revenues	4,159	4,286	5,147
Argentina
Disclosure of geographical areas [line items]
Net revenues	3,652	1,413	1,524
Belgium
Disclosure of geographical areas [line items]
Net revenues	2,259	2,115	2,533
Austria
Disclosure of geographical areas [line items]
Net revenues	1,299	1,062	812
Netherlands
Disclosure of geographical areas [line items]
Net revenues	1,286	1,513	1,577
Portugal
Disclosure of geographical areas [line items]
Net revenues	1,284	1,252	1,335
Poland
Disclosure of geographical areas [line items]
Net revenues	1,247	1,166	1,204
Algeria
Disclosure of geographical areas [line items]
Net revenues	1,185	1,245	1,079
Morocco
Disclosure of geographical areas [line items]
Net revenues	783	609	464
Japan
Disclosure of geographical areas [line items]
Net revenues	738	894	1,377
China
Disclosure of geographical areas [line items]
Net revenues	382	638	1,141
Other countries
Disclosure of geographical areas [line items]
Net revenues	€ 11,852	€ 11,822	€ 14,240